Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts Reclassified Out Of Accumulated Other Comprehensive Income Loss [Abstract]
Net income	$ 5,240	$ 4,547	$ 3,687
Other comprehensive income (loss)
Unrealized gains (losses) arising during the period	(3,195)	657	1,081
Unrealized losses on held to maturity transfer	(1,931)
Amounts reclassified from accumulated other comprehensive income, held-to-maturity	255
Income tax effect	1,656	(223)	(368)
Reclassification adjustment for gains on available for sale securities included in net income	(159)		(237)
Income tax effect	54		81
Other comprehensive income (loss)	(3,320)	434	557
Total comprehensive income	$ 1,920	$ 4,981	$ 4,244